PENSIONS - Net liability recognized in the statement of financial position relating to defined benefit pension plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PENSIONS
Percentage of defined benefit plans in USA, UK and Austria represented of defined benefit obligation	84.00%
Pension defined benefit plans [member]
PENSIONS
Present value of funded obligations	$ 181.2	$ 168.4
Fair value of plan assets	157.3	136.6
Net liability in the consolidated statement of financial position	$ (23.9)	$ (31.8)